Significant events in the current year (Details Narrative) - USD ($) $ in Millions	1 Months Ended				12 Months Ended
	Aug. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Feb. 28, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Vulcan resources total consideration			$ 270
Income from discontinued operations			2,060		$ 2,060	$ (2,291)	$ (1,377)
Cumulative translation adjustments			3,072
Carrying value noncontrolling interest			585
Impairment			$ 589
Capital reduction in foreign subsidiary approved	$ 1,500					3,000
Gains (losses) on exchange differences on translation, net of tax					214
Transferring obligations		$ 140
Gain on held for sale					$ 1,121
Repurchase of shares					357,442,577
Repurchase of shares, value					$ 6,036
Proceed from sale of equity		2,200
Net debt		2,200			7,915	1,877
Impairment loss		$ 135
Remuneration On Transaction [Member]
IfrsStatementLineItems [Line Items]
Remuneration On Stockholders Equity					6,615
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Income from discontinued operations					$ 2,060	$ (2,291)	$ (1,377)
Discontinued operations [member] | Nucor Corporation [Member] | Disposal Of Joint Venture [Member]
IfrsStatementLineItems [Line Items]
Gains on Disposals of Equity Method Investments including Cumulative Translation Adjustments				$ 292
Vale International S. A. [Member]
IfrsStatementLineItems [Line Items]
Capital reduction in foreign subsidiary approved	1,500
Gains (losses) on exchange differences on translation, net of tax	$ 1,543